MASTER TRUST - Plan's Interest (Details) - EBP 015 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	$ 4,886,146,211	$ 4,431,628,955
Investments at contract value	275,010,684	292,899,727
Total investments	5,161,156,895	4,724,528,682
Master Trust | Common stock
EBP, Master Trust [Line Items]
Investments at fair value	584,308,768	629,712,621
Master Trust | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	378,042,751	338,282,336
Master Trust | Common/collective trusts
EBP, Master Trust [Line Items]
Investments at fair value	3,923,794,692	3,463,633,998
Plan Interest
EBP, Master Trust [Line Items]
Investments at fair value	2,493,359,756	2,255,766,032
Investments at contract value	128,628,773	134,033,107
Total investments	2,621,988,529	2,389,799,139
Plan Interest | Common stock
EBP, Master Trust [Line Items]
Investments at fair value	278,434,724	298,768,450
Plan Interest | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	181,850,446	160,634,840
Plan Interest | Common/collective trusts
EBP, Master Trust [Line Items]
Investments at fair value	$ 2,033,074,586	$ 1,796,362,742